Operating segments	12 Months Ended
Dec. 31, 2021
Operating segments
Operating segments

26.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2021		2020		2019
Operating revenues:
Domestic (Mexico)	Ps.	33,754,354	Ps.	16,572,198	Ps.	24,594,797
International:
United States of America, Central America and South America (1)		11,342,307		5,998,615		10,230,824
Non-derivative financial instruments		(434,522)		(411,222)		(72,949)
Total operating revenues	Ps.	44,662,139	Ps.	22,159,591	Ps.	34,752,672
(1)	For the year ended December 31, 2021, the total revenue from international customers increased of Ps.5,343,692 compared to the year ended December 31, 2020.

Revenues are allocated by geographic segments based upon the origin of each flight. The Company does not have material non-current assets located in foreign countries.